Fair Value Measurements (Details Narrative) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012
Fair Value Disclosures [Abstract]
Assets measured at fair value on a recurring basis		$ 0
Liabilities measured at fair value on a recurring basis		0
Assets measured at fair value on a non-recurring basis		0
Liabilities measured at fair value on a non-recurring basis		0
Carrying amount of other long-term debt		49,904,000	62,370,000
Fair value of other long-term debt		53,252,000	67,379,000
Impairment of corporate aircraft	$ 300,000